Other comprehensive income/(loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other comprehensive income/(loss)
Exchange differences on translation of financial statements of overseas subsidiaries	¥ 40,494	¥ (16,548)	¥ 6,361
Other comprehensive loss	¥ 40,494	¥ (16,548)	¥ 6,361